Debt - Summary of Components of Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Interest on credit facilities	$ 17,590	$ 16,392	$ 15,625
Unused fee on Revolving Credit Facility	1,612	1,914	2,349
Amortization of original issue discount	671	882	1,243
Unrealized losses on interest rate derivatives	5,662	7,709	130
Letter of credit fees	121	62	53
Other	286	138	15
Interest expense	25,942	27,097	19,415
Average daily balance of debt outstanding	$ 443,348	$ 379,034	$ 294,056
Effective interest rate	5.90%	7.20%	6.60%